Balance Sheets Audited (Parenthetical) (USD $)	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Balance Sheets
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	500,000,000	100,000	100,000
Common stock, shares issued	10,343,944	100	100
Common stock, shares outstanding	10,343,944	100	100